Taxation - Additional information (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 01, 2023	Dec. 13, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Taxation
Unused Tax Losses Available for Carryforward			€ 136,588	€ 113,317
Previously unrecognised deferred tax asset losses			1,021	16	€ 708
Unremitted earnings of subsidiaries for which no deferred tax liability has been recognised			38,380	26,371
Deferred tax liability			699	771
Losses for which no deferred tax is recognised			56,344	34,276
Deferred tax assets			20,177	19,316
Deferred tax income			(716)	(414)	€ 469
Assets and liabilities held for sale
Taxation
Deferred tax liability			3
Deferred tax assets			€ 461
Vodafone Egypt
Taxation
Proportion of ownership interest in subsidiary		55.00%	35.82%
Luxembourg [Member]
Taxation
Unused Tax Losses Available for Carryforward			€ 67,016	65,232
Previously unrecognised deferred tax asset losses			1,019
Tax losses utilized during the period			€ 598
Percentage of deferred tax assets			3.60%
Cash flow projection period to determine recoverable tax losses			5 years
Utilisation period after reporting date beyond which deferred tax assets are not recognised			60 years
Luxembourg [Member] | Not later than 10 years
Taxation
Percentage of deferred tax expected to be used			20.00%
Deferred tax assets			€ 3,306	4,518
Luxembourg [Member] | Not later than 20 years
Taxation
Losses for which no deferred tax is recognised				8,742
Percentage of deferred tax expected to be used			38.00%
Deferred tax assets			€ 6,344
Luxembourg [Member] | Cable & Wireless Worldwide Group company
Taxation
Losses for which no deferred tax is recognised			9,136	9,136
Luxembourg [Member] | Tax losses
Taxation
Deferred tax assets			16,714	16,269
Luxembourg [Member] | Tax losses on tax deductible impairments following the 2017 Luxembourg tax reform
Taxation
Increase in deferred tax assets			(1,019)
Taxe losses in current year			2,393
Deferred tax assets			0
Additional tax losses disposal of investments			€ 15,933	15,925
Tax loss carryforward expiration period			17 years
Germany
Taxation
Utilisation period of tax losses (in years)			5 years
Deferred tax assets			€ 2,029	2,021
Spain
Taxation
Losses for which no deferred tax is recognised			5,504	5,130
Net deferred tax liabilities			3
UK
Taxation
Corporate tax rate (as a percent)	25.00%
Deferred tax assets			€ 2,485	€ 1,809
Cash flow projection period to determine recoverable tax losses			5 years
UK | Not later than 18 years
Taxation
Percentage of deferred tax expected to be used			90.00%
UK | Not later than 27 years
Taxation
Percentage of deferred tax expected to be used				99.00%
UK | Tax losses that can only be offset against future capital gains
Taxation
Tax losses arising from subsidiaries for offset against future capital gains			€ 29,713	€ 2,377
Deferred tax assets			0
UK | Treasury items and other items
Taxation
Deductible temporary differences for which no deferred tax asset is recognised			2,941	2,443
UK | Mark to market movements on cash flow hedges
Taxation
Increase in deferred tax assets			(574)
Italy
Taxation
Deferred tax assets			€ 462	425
Cash flow projection period to determine recoverable tax losses			5 years
Italy | Tax losses
Taxation
Deferred tax assets			€ 295	€ 152
Minimum
Taxation
Additional tax per annum			€ 9
Minimum | Luxembourg [Member]
Taxation
Period over which tax losses are expected to be fully utilised			52 years	35 years
Percentage of reasonably possible increase or decrease in forecast income			5.00%
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income					3 years
Minimum | Luxembourg [Member] | Internal financing, centralised procurement, and international roaming activities
Taxation
Annual taxable profit consistently generated			€ 1,000
Minimum | Germany
Taxation
Period over which trading tax losses are expected to be fully utilised			5 years
Period over which corporate tax losses are expected to be fully utilised			12 years
Maximum
Taxation
Additional tax per annum			€ 14
Maximum | Luxembourg [Member]
Taxation
Expiration period of group's tax losses			16 years
Period over which tax losses are expected to be fully utilised			57 years	39 years
Percentage of reasonably possible increase or decrease in forecast income			10.00%
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income					6 years
Maximum | Germany
Taxation
Period over which trading tax losses are expected to be fully utilised			6 years
Period over which corporate tax losses are expected to be fully utilised			13 years